Provisions - Analysis of other provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of other provisions:
Balance at the beginning of the year	$ 1,151
Charged to income statement:
Demerger of UK and Europe operations	(725)
Additional provisions	188
Unused amounts released	(7)
Utilisation during the year	(154)
Exchange differences	12
Balance at the end of the year	465	$ 1,151
Continuing and discontinued operations
Analysis of other provisions:
Balance at the beginning of the year	$ 1,151	1,275
Charged to income statement:
Additional provisions		307
Unused amounts released		(24)
Utilisation during the year		(349)
Exchange differences		(58)
Balance at the end of the year		$ 1,151